Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total revenue	$ 125,766	$ 109,644	$ 251,837	$ 196,333	$ 434,094	$ 260,892	$ 93,811
Revenues included in the balance of deferred revenue at the beginning of the period					300,612	159,597
As previously reported
Disclosure of products and services [line items]
Total revenue						259,516
Restated
Disclosure of products and services [line items]
Total revenue						260,892
In-game purchases
Disclosure of products and services [line items]
Total revenue	120,975	102,710	241,014	185,481	406,594		89,169
Revenues included in the balance of deferred revenue at the beginning of the period					194,934	66,096	19,535
In-game purchases | As previously reported
Disclosure of products and services [line items]
Total revenue						244,457
In-game purchases | Restated
Disclosure of products and services [line items]
Total revenue						245,833
Advertising
Disclosure of products and services [line items]
Total revenue	$ 4,791	$ 6,934	$ 10,823	$ 10,852	$ 27,500		$ 4,642
Advertising | As previously reported
Disclosure of products and services [line items]
Total revenue						15,059
Advertising | Restated
Disclosure of products and services [line items]
Total revenue						$ 15,059